Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property, Plant and Equipment, net

Expected useful lives are reviewed at least annually. Estimated useful lives are as follows:

Estimated useful
Property, plant and equipment	life in years
Computer equipment	3
Furniture and fixtures	7
Laboratory equipment	3-10
Software	3-5
Leasehold improvements	5 or lease term

Note G – Property, Plant and Equipment, net

The property, plant and equipment, net balances were as follows:

	Successor
	December 31,	December 31,
	2021	2020
Computer equipment	$1,380	$739
Furniture and fixtures	783	442
Laboratory equipment	16,856	1,357
Software	—	359
Leasehold improvements	2,205	672
Construction in process	415	—
Less: accumulated depreciation	(2,255)	(307)
Total property, plant and equipment, net	$19,384	$3,262

The table below presents the depreciation expense related to property, plant and equipment for the following periods:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Depreciation expense	$1,944	$307	$59

Schedule of Advertising Costs	The table below presents the advertising cost for the following periods:

	Successor		Predecessor
		Period from
		February 10, 2020	Period from
	Year Ended	to December 31,	January 1, 2020 to
	December 31, 2021	2020	June 21, 2020
Advertising costs	$1,156	$147	$86